SHARE-BASED COMPENSATION - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Sep. 17, 2015 shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Nov. 30, 2020 CNY (¥)
SHARE-BASED COMPENSATION
Number of share options granted to employees under stock incentive plans		1,010,000	1,010,000	3,840,000	3,840,000	19,175,500	0
Weighted average grant date fair value of options granted | (per share)		¥ 7.66	$ 1.1	¥ 11.56	$ 1.73
Unrecognized compensation expenses related to options | ¥		¥ 21,025	$ 21,025	¥ 53,652	$ 53,652
Sunglow
SHARE-BASED COMPENSATION
Unrecognized compensation expenses related to options | ¥		¥ 10,284	$ 10,284
Sunglow | Guangdong Lizi
SHARE-BASED COMPENSATION
Equity interests								1.00%
Equity investments amount | ¥								¥ 175
2015 Share Incentive Plan
SHARE-BASED COMPENSATION
Share incentive plan effective period	10 years
Maximum number of shares issued under share incentive plan	12,727,272
2018 Share Incentive Plan
SHARE-BASED COMPENSATION
Maximum number of shares issued under share incentive plan		26,008,171	26,008,171
Number of share options granted to employees under stock incentive plans		1,010,000	1,010,000	38,400,000	38,400,000	19,175,500
2018 Share Incentive Plan | Vested after 24 Months
SHARE-BASED COMPENSATION
Share options vested percentage		40.00%	40.00%	40.00%	40.00%	40.00%
2018 Share Incentive Plan | Vested in Two Equal Installments over Following 24 Months
SHARE-BASED COMPENSATION
Share options vested percentage		60.00%	60.00%	60.00%	60.00%	60.00%